Note 39 - Events after the reporting period (Details Textual) $ / shares in Units, $ in Thousands							6 Months Ended		12 Months Ended
		Apr. 30, 2024 USD ($) $ / shares	Nov. 22, 2023 USD ($) $ / shares	Oct. 31, 2023 t	May 24, 2023 USD ($) $ / shares	May 25, 2022 USD ($) $ / shares	May 24, 2023 USD ($)	May 25, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 26, 2024 USD ($)	Nov. 01, 2023 USD ($)	May 22, 2022 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share) | $ / shares			$ 0.2		$ 0.34	$ 0.28
Dividends paid, per ADS (in dollars per share) | $ / shares			$ 0.4		$ 0.68	$ 0.56
Dividends recognised as distributions to owners			$ 235,000		$ 401,000	$ 331,000	$ 602,000	$ 484,000	$ 655,478	$ 541,674	$ 322,099
Purchase of treasury shares	[1]								$ 213,739
Stock Repurchased Program Payment Authorised													$ 1,200,000
Wind farm in Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated reduction of Carbon dioxide emissions of reporting entity in that country | t				152,000
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share) | $ / shares		$ 0.6
Annual dividend proposed to be distributed, amount per ads (in dollars per share) | $ / shares		$ 1.2
Annual dividend proposed to be distributed		$ 700,000
Dividends payable, amount per share (in dollars per share) | $ / shares														$ 0.4
Dividends payable, amount per ads (in dollars per share) | $ / shares														$ 0.8
Annual dividend payable														$ 465,000
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock Repurchased Program Payment Authorised												$ 1,200,000
Major ordinary share transactions [member] | Second tranche [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock Repurchased Program Payment Authorised												$ 300,000

[1]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares. For more information see note 37.